Financial Risk Management - Summary of Increase in Profit or Loss by 5% Strengthening of United States Dollars (Details) - USD ($)	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020
Singapore Dollars
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Increased profit or loss	$ 51,096	$ 195